SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
SEGMENT INFORMATION

21.SEGMENT INFORMATION

Previously, the Company had one reportable segment. However, during the year ended December 31, 2023, the Company determined there are now three reportable segments due to changes in the economic characteristics including projected changes in long-term gross profit and changes in its distribution model of its operating segements, accordingly, prior amounts have been reflected to conform with the current year presentation.

Operations by reportable segment for the year ending December 31, 2023 are as follows:

	Year Ended December 31, 2023
		Wholesale		Corporate &
	Retail	Biomass	CPG	Other	Total
Total Revenues	$39,077,872	$105,696,454	$16,061,521	$—	$160,835,847
Cost of Goods Sold	17,525,914	47,502,511	14,838,547	—	79,866,972
Gross Profit	21,551,958	58,193,943	1,222,974	—	80,968,875

General and Administrative	13,057,624	9,014,806	2,101,043	28,740,438	52,913,911
Sales and Marketing	1,719,852	358,850	65,501	693,561	2,837,764
Professional Fees	99,156	233,161	171,197	6,800,794	7,304,308
Depreciation and Amortization	1,311,455	11,114,259	742,951	1,458,461	14,627,126
Impairment Expense for Goodwill	—	—	—	37,911,601	37,911,601
Impairment Expense for Intangible Assets	—	—	—	14,902,928	14,902,928
Income (Loss) from Operations	5,363,871	37,472,867	(1,857,718)	(90,507,783)	(49,528,763)

Other Expense (Income):
Interest Expense	96,477	24,856	12,549	9,684,851	9,818,733
Interest Income	—	—	(138)	(45,000)	(45,138)
Loss on Equity Method Investments	—	—	—	2,101,649	2,101,649
Loss on Change in Fair Value of Derivative Liabilities	—	—	—	28,289	28,289
Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	—	—	—	24,399,013	24,399,013
Other Expense, Net	262,472	298,129	285,468	1,440,219	2,286,288
Total Other Expense	358,949	322,985	297,879	37,609,021	38,588,834

Income (Loss) Before Provision for Income Taxes	$5,004,922	$37,149,882	$(2,155,597)	$(128,116,804)	$(88,117,597)
Total Assets	$27,054,172	$220,054,000	$12,773,863	$43,892,962	$303,774,997

21.SEGMENT INFORMATION (Continued)

Operations by reportable segment for the year ending December 31, 2022 are as follows:

	Year Ended December 31, 2022
		Wholesale		Corporate &
	Retail	Biomass	CPG	Other	Total
Total Revenues	$26,730,848	$41,372,683	$16,770,461	$—	$84,873,992
Cost of Goods Sold	15,232,736	32,235,069	16,694,214	—	64,162,019
Gross Profit	$11,498,112	$9,137,614	$76,247	$—	$20,711,973

General and Administrative	7,154,722	6,070,793	2,117,117	30,231,733	45,574,365
Sales and Marketing	912,332	49,626	569,251	1,896,129	3,427,338
Professional Fees	239,961	478,599	210,126	9,022,796	9,951,482
Depreciation and Amortization	457,061	9,918,074	694,111	1,232,220	12,301,466
Impairment Expense for Goodwill	—	—	—	5,850,772	5,850,772
(Loss) from Operations	2,734,036	(7,379,478)	(3,514,358)	(48,233,650)	(56,393,450)

Other Income (Expense):
Interest Expense	346	22,813	15,235	7,570,096	7,608,490
Interest Income	—	—	—	(56,468)	(56,468)
Loss on Equity Method Investments	—	—	—	2,006,639	2,006,639
Loss on Change in Fair Value of Derivative Liabilities	—	—	—	29,863	29,863
(Gain) on Change in Fair Value of Contingent Liabilities and Shares Payable	—	—	—	(28,868,949)	(28,868,949)
Loss on Extinguishment of Debt	—	—	—	489,647	489,647
Other (Income) Expense, Net	157,301	(544,125)	104,990	29,012	(252,822)
Total Other Expense (Income)	157,647	(521,312)	120,225	(18,800,160)	(19,043,600)

(Loss) Before Provision for Income Taxes	$2,576,389	$(6,858,166)	$(3,634,583)	$(29,433,490)	$(37,349,850)

Total Assets	$23,757,618	$215,355,030	$15,420,275	$96,095,645	$350,628,568